Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Components of income (loss) before income tax expense (benefit) were as follows:

(dollars in millions)
Years Ended December 31,	2017	2016	2015

Income (loss) before income tax expense (benefit) - U.S. operations	$380	$380	$(208)
Income before income tax expense - foreign operations	15	17	12
Total	$395	$397	$(196)

Schedule of components of benefit from income taxes
Components of income tax expense (benefit) were as follows:

(dollars in millions)
Years Ended December 31,	2017	2016	2015

Current:
Federal	$190	$210	$80
Foreign	2	1	1
State	8	21	5
Total current	200	232	86

Deferred:
Federal	34	(92)	(192)
Foreign *	—	5	—
State	9	(18)	(16)
Total deferred	43	(105)	(208)
Total	$243	$127	$(122)

*	Deferred foreign income taxes were less than $1 million during the 2017 and 2015 periods and, therefore, are not quantified in the table above.

Schedule of reconciliations of statutory federal income tax rate to effective tax rate
Reconciliations of the statutory federal income tax rate to the effective income tax rate were as follows:

Years Ended December 31,	2017	2016	2015

Statutory federal income tax rate	35.00%	35.00%	35.00%

Impact of Tax Act	21.69	—	—
State income taxes, net of federal	2.63	0.48	7.62
Return to provision adjustment	0.81	0.26	0.89
Excess tax benefit on share-based compensation	0.33	(0.18)	—
Tax impact of United Kingdom subsidiary liquidation	—	(0.54)	—
Non-controlling interests	—	(2.49)	22.87
Nondeductible compensation	—	—	(2.78)
Other, net	1.09	(0.66)	(1.14)
Effective income tax rate	61.55%	31.87%	62.46%

Schedule of reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax obligation
A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits (all of which would affect the effective income tax rate if recognized) is as follows:

(dollars in millions)
Years Ended December 31,	2017	2016	2015

Balance at beginning of year	$16	$15	$4
Increases in tax positions for current years	1	2	10
Increases in tax positions for prior years	—	—	4
Lapse in statute of limitations	(2)	(1)	—
Settlements with tax authorities	—	—	(1)
Decreases in tax positions for prior years	—	—	(2)
Balance at end of year	$15	$16	$15

Schedule of components of deferred tax assets and liabilities
Components of deferred tax assets and liabilities were as follows:

(dollars in millions)
December 31,	2017	2016

Deferred tax assets:
Allowance for loan losses	$146	$246
State taxes, net of federal	65	58
Mark-to-market	55	55
Pension/employee benefits	5	19
Acquisition costs	6	6
Federal and foreign net operating losses and tax attributes	5	4
Insurance reserves	3	—
Legal and warranty reserve	2	6
Other intangibles	2	1
Other	9	9
Total	298	404

Deferred tax liabilities:
Debt fair value adjustment	44	90
Goodwill	41	37
Deferred loan fees	14	12
Discount - debt exchange	11	16
Deferred insurance commissions	2	2
Impact of tax accounting method change	—	38
Insurance Reserves	—	2
Other	5	1
Total	117	198

Net deferred tax assets before valuation allowance	181	206
Valuation allowance	(44)	(29)
Net deferred tax assets	$137	$177